Common Stock (Details 4) - Equity Option [Member]	12 Months Ended
Feb. 28, 2026 $ / shares shares
Offsetting Assets [Line Items]
Number of stock options, beginning balance | shares	6,039,100
Stock options exercise Price, beginning balance | $ / shares	$ 4.18
Number of stock options, cancelled/forfeited | shares
Stock options exercise Price, cancelled/forfeited | $ / shares
Number of stock options, ending balance | shares	6,039,100
Stock options exercise price, ending balance | $ / shares	$ 4.18